Share capital and premium related to the share capitals	6 Months Ended
Jun. 30, 2022
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Share capital and premium related to the share capitals
Note 13. Share capital and premium related to the share capitals

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value

	$ in thousands (except number of shares)			in $
Balance as of January 1, 2021	2,785	863,911	42,780,186	0.05
Capital increase (ATM)	146	47,688	2,415,630	—
Exercise of share warrants, employee warrants and stock options	16	5,702	265,494	—
Non-cash stock-based compensation expense	—	4,233	—	—
Transaction costs	—	(910)	—	—
Other movements	—	(34)	—	—

Balance as of June 30, 2021	2,947	920,591	45,461,310	0.05

Balance as of January 1, 2022	2,945	934,696	45,484,310	0.05

Capital increase (ATM)	—	—	—	—
Exercise of share warrants, employee warrants and stock options	1	—	26,500	—
Non-cash stock-based compensation expense	—	5,331	—	—
Transaction costs	—	—	—	—
Other movements	—	(372,744)	—	—

Balance as of June 30, 2022	2,946	567,284	45,510,810	0.05

Capital evolution during the
six-month
period ended June 30, 2022

•	During the six-month period ended June 30, 2022, 26,500 free shares were converted to 26,500 ordinary shares.

•
During the annual shareholders meeting of June 28, 2022, the shareholders, in accordance with French Law, approved the absorption of $372.7 million of retain earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.